Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Income Per Share (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Net income (loss) attributable to OCC (numerator)	$ (4,255,665)	$ 684,227	$ (42,837)
Shares (denominator) (in shares)	6,201,478	6,764,263	5,784,545
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.69)	$ 0.10	$ (0.01)